Segment Information	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Segment Information
Note 4 - Segment Information
We view our operations and manage our business as a single operating segment, our dayrate segment, based on the information provided to our chief operating decision maker (“CODM”). We have defined our CODM as the Board of Directors of the Company. Our key performance metric is operating income as presented in our Unaudited Condensed Consolidated Statements of Operations. The significant segment expense categories regularly provided to our CODM include our rig operating and maintenance expenses and our general and administrative expenses, as presented in our Unaudited Condensed Consolidated Statements of Operations. Total assets, as presented on our Unaudited Condensed Consolidated Balance Sheet, is attributable to our single operating segment.
Geographic data
Revenues for our drilling activities are attributed to geographical areas based on the countries where we operate and generate revenue.
Our revenues by geographic area are as follows:

	For the three months ended		For the six months ended
(In $ millions)	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
West Africa	75.1	71.6	142.5	140.1
The Americas	49.6	54.4	96.5	90.5
Middle East and North Africa	45.0	51.7	98.9	72.1
Southeast Asia	43.4	79.7	104.6	151.6
Europe	19.2	10.3	36.8	30.0
Total	232.3	267.7	479.3	484.3
The net book value of our jack-up rigs by geographic area is as follows:

(In $ millions)	June 30, 2026	December 31, 2025
The Americas	886.8	940.8
Southeast Asia	848.0	782.3
Middle East and North Africa	582.6	511.0
West Africa	533.3	421.1
Europe	185.8	87.5
Total	3,036.5	2,742.7
Asset locations at the end of a period are not necessarily indicative of the geographical distribution of the revenue or operating profits generated by such assets during the associated periods.
Major customers
The following customers accounted for more than 10% of our dayrate revenues in one or more of the periods presented:

	For the three months ended		For the six months ended
(In % of operating revenues)	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Irish Energy Drilling Assets, DAC	13%	9%	12%	8%
ENI S.p.A	11%	20%	14%	22%
PTT Exploration and Production Public Company Limited	1%	12%	3%	13%
Total	25%	41%	29%	43%